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                                     [Logo]


                                  ANNUAL REPORT


                                   OCTOBER 31, 1995


                     [ ] WARBURG PINCUS INSTITUTIONAL FUND, INC. --
                         INTERNATIONAL EQUITY PORTFOLIO

Prospectuses containing more complete information, including management fees and expenses and, where applicable, the special considerations and risks associated with international investing, may be obtained by calling 1-800-257-5614 or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030. Investors should read the prospectus carefully before investing.

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WARBURG PINCUS INSTITUTIONAL FUND, INC.  --  INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                                                December 8, 1995
Dear Shareholder:

     The objective of Warburg Pincus Institutional Fund -- International Equity Portfolio (the 'Portfolio') is long-term capital appreciation. The Portfolio aims to tap into the strong growth potential of today's world stock markets by investing primarily in companies whose principal business activities and interests are outside the United States.

     For the 12 months ended October 31, 1995, the Portfolio fell 2.83%, vs. losses of 0.61% in the Lipper International Fund Index and 0.37% in the Morgan Stanley Europe, Australia and Far East ('EAFE') Index. Exposure to emerging markets (the Lipper Emerging Markets Fund Index fell 18.35% during the period) accounted for much of the Portfolio's underperformance. Shareholders should note, though, that while the Portfolio underperformed the EAFE Index for the fiscal year, its longer-term record is superior to that of the Index. From its inception on September 1, 1992, through October 31, 1995, the Portfolio generated an average annual return of 16.53%, compared to 11.22% for the EAFE Index. Also noteworthy is the fact that the Fund managed to outperform its benchmark with a lower level of volatility.

     After a disappointing first half of its fiscal year, the Portfolio showed a considerable improvement in performance in the second half, aided greatly by a sharp rebound in its Japanese holdings (27.8% of the Portfolio through October). Particularly strong gains were recorded by the Portfolio's Japanese technology issues. We believe that these stocks still hold considerable upside potential, and that most of the broader Japanese market remains significantly undervalued based on traditional long-term measures of value (e.g., price relative to book value, sales and cash flow).

     Other Asian countries we remain positive on are South Korea and Taiwan, two emerging markets that have suffered in 1995. Taiwan has seen its stock market lose roughly a third of its value since the year began, the result of ongoing political tensions with China. This has created particularly attractive values in Taiwan's market, and we have used the opportunity to increase our Taiwanese stake, adding to positions in well-managed companies in the shipping and industrial sectors. In general, we feel that emerging markets have been oversold, given their outstanding long-term attractions.

     The Portfolio's European holdings contributed positively to its performance over the trailing 12 months, supported by falling interest rates. By country, our largest weightings as of October 31 were in the United Kingdom and France (8.0% and 6.0%, respectively, of the Portfolio). Our British holdings were strong performers during the period. French issues generated less impressive results, hampered by concerns regarding fiscal policies of the Chirac administration and doubts about the country's ability to meet the criteria for European economic and monetary union in 1999. But we remain positive on the outlook for the French companies held in the Portfolio, believing they are strong, well-managed businesses.

Richard H. King
Portfolio Manager

2
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WARBURG PINCUS INSTITUTIONAL FUND, INC. -- INTERNATIONAL EQUITY PORTFOLIO

                         GROWTH OF $10,000 INVESTED IN
   WARBURG PINCUS INSTITUTIONAL FUND, INC. -- INTERNATIONAL EQUITY PORTFOLIO
                     SINCE INCEPTION AS OF OCTOBER 31, 1995

     The graph below illustrates the hypothetical investment of $10,000 in Warburg Pincus Institutional Fund, Inc. -- International Equity Portfolio (the 'Portfolio') from September 1, 1992 (inception) to October 31, 1995, assuming the reinvestment of dividends and capital gains at net asset value, compared to the Morgan Stanley -- Europe, Australia, and Far East Index ('EAFE')* for the same time period.

                               [PERFORMANCE GRAPH]

                                                        Average Annual
                                                         Total Returns
                                                       for periods ending
                                                           10/31/95
                                 Portfolio     EAFE     (Common Shares)
                                 ---------     ----     ---------------
 9/1/92.........................  10000.0    10000.0        1 year
10/31/92........................   9620.00    9288.00       -2.83%
10/31/93........................  13623.0    12767.0    Since Inception*
10/31/94........................  16705.0    14057.0       (09/01/92)
10/31/95........................  16232.0    14005.0         16.53%

                                                                                        FUND
                                                                                        -----

1 Year Total Return (9/30/94-9/30/95)..............................................     -0.16%
Average Annual Total Return Since Inception (9/01/92-9/30/95)......................     17.87%

     All figures cited here represent past performance and do not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than original cost. Without waivers or reimbursement of Portfolio expenses, average annual total returns for the periods ending 9/30/95 and 10/31/95 respectively, would have been -0.36% and -3.01% for 1 year and 17.59% and 16.26% since inception.

------------
* EAFE is an unmanaged index of international equities with no defined investment objective that is compiled by Morgan Stanley Capital International.

                                                                               3
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4
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WARBURG PINCUS INSTITUTIONAL FUND, INC.  --  INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
October 31, 1995
--------------------------------------------------------------------------------

                                                                                      SHARES         VALUE
                                                                             ---------------      ------------
COMMON STOCK (90.3%)
  Argentina (3.0%)
     Banco de Galicia & Buenos Aires SA                                               90,505      $    427,697
     Banco de Galicia & Buenos Aires SA ADR                                            9,325           178,341
     Banco Frances del Rio de la Plata SA                                            112,200           816,675
     Banco Frances del Rio de la Plata SA ADR                                        162,700         3,559,063
     Capex SA GDR +                                                                   95,400         1,156,725
     Telefonica de Argentina SA ADR                                                  170,100         3,529,575
     YPF SA ADR                                                                      311,000         5,325,875
                                                                                                  ------------
                                                                                                    14,993,951
                                                                                                  ------------
  Australia (2.5%)
     BTR Nylex Ltd.                                                                1,040,575         2,828,860
     Niugini Mining Ltd.                                                             283,000           588,328
     Pasminco Ltd.                                                                   911,000         1,005,903
     Reinsurance Australia Corp., Ltd.                                             1,788,600         3,405,047
     Woodside Petroleum Ltd.                                                         991,500         4,749,121
                                                                                                  ------------
                                                                                                    12,577,259
                                                                                                  ------------
  Austria (3.1%)
     Boehler-Uddeholm AG +                                                            70,250         4,953,480
     Maculan Holdings AG Vorzuege                                                      9,290           174,557
     V.A. Technologie AG                                                              92,300        10,704,152
                                                                                                  ------------
                                                                                                    15,832,189
                                                                                                  ------------
  Brazil (0.5%)
     Panamerican Beverages, Inc. Class A                                             100,500         2,751,189
                                                                                                  ------------

  Denmark (0.9%)
     International Service System A/S Class B                                        215,150         4,412,929
                                                                                                  ------------

  Finland (1.7%)
     Metra Oy Class B                                                                 29,250         1,268,801
     Metsa-Serla Class B                                                             127,500         4,749,164
     Valmet Corp. Class A                                                             92,500         2,573,200
                                                                                                  ------------
                                                                                                     8,591,165
                                                                                                  ------------

                            See Accompanying Notes to Financial Statements.
                                                                               5
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WARBURG PINCUS INSTITUTIONAL FUND, INC.  --  INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                      SHARES         VALUE
                                                                             ---------------      ------------
COMMON STOCK (CONT'D)
  France (5.9%)
     Bouygues SA                                                                      78,533      $  8,366,556
     Cetelem                                                                          13,458         2,150,633
     Fives-Lille (Compagnie De)                                                       26,740         2,163,962
     Lagardere Groupe                                                                294,800         5,514,288
     Scor SA                                                                          97,251         2,904,978
     Total Cie Franc Des Petroles Class B                                            143,347         8,875,121
                                                                                                  ------------
                                                                                                    29,975,538
                                                                                                  ------------
  Germany (2.7%)
     Deutsche Bank AG                                                                169,300         7,642,933
     SGL Carbon AG +                                                                  94,000         6,168,207
                                                                                                  ------------
                                                                                                    13,811,140
                                                                                                  ------------
  Hong Kong (3.4%)
     Citic Pacific Ltd.                                                              513,000         1,602,461
     HSBC Holdings PLC                                                               390,125         5,676,876
     HSBC Holdings PLC (UK)                                                           35,935           534,410
     Jardine Matheson Holdings Ltd. ADR                                            1,116,915         6,813,182
     Jilin Chemical Industrial Co., Ltd.                                           5,656,000         1,185,161
     Jilin Chemical Industrial Co., Ltd. ADR +                                        75,500         1,557,188
                                                                                                  ------------
                                                                                                    17,369,278
                                                                                                  ------------
  India (2.2%)
     Hindalco Industries Ltd. GDR                                                    184,500         5,904,000
     Reliance Industries Ltd. GDS                                                    263,100         4,109,622
     The India Fund, Inc.                                                            144,000         1,206,000
                                                                                                  ------------
                                                                                                    11,219,622
                                                                                                  ------------
  Indonesia (1.6%)
     P.T. Bank International Indonesia                                               314,500         1,102,900
     P.T. Dynaplast Ltd.                                                             334,800           295,368
     P.T. Mulia Industrindo                                                        1,088,000         3,215,527
     P.T. Semen Gresik                                                               497,500         1,294,773
     P.T. Tri Polyta Indonesia ADR +                                                 136,500         2,115,750
                                                                                                  ------------
                                                                                                     8,024,318
                                                                                                  ------------

                            See Accompanying Notes to Financial Statements.
6
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WARBURG PINCUS INSTITUTIONAL FUND, INC.  --  INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                      SHARES         VALUE
                                                                             ---------------      ------------
COMMON STOCK (CONT'D)
  Israel (1.4%)
     Ampal-American Israel Corp. Class A +                                           233,000      $  1,310,625
     ECI Telecommunications Limited Designs                                          299,850         5,697,150
                                                                                                  ------------
                                                                                                     7,007,775
                                                                                                  ------------

  Japan (26.1%)
     Canon Inc.                                                                      470,000         8,047,158
     Canon Inc. ADR                                                                   25,200         2,148,300
     Daimaru Inc.                                                                     90,000           572,351
     DDI Corp.                                                                           972         7,883,651
     East Japan Railway Co.                                                              413         1,951,658
     Fujitsu Ltd.                                                                    522,000         6,230,701
     Hitachi Ltd.                                                                    552,750         5,678,383
     Kao Corp.                                                                           500             6,066
     Keyence Corp.                                                                    30,000         3,698,268
     Kirin Beverage Corp.                                                            144,000         2,183,739
     Kyocera Corp.                                                                    66,000         5,411,212
     Murata Mfg. Co., Ltd.                                                            70,290         2,468,849
     NEC Corp.                                                                       496,000         6,551,218
     Nikon Corp.                                                                     664,000         9,484,786
     Nippon Communication Systems Corp.                                              405,300         4,282,595
     Nippon Telegraph & Telephone Corp.                                                1,437        11,795,087
     NTT Data Communications Systems Co.                                                 314         7,864,593
     Orix Corp.                                                                      109,600         3,860,288
     Rohm Co.                                                                        106,000         6,440,270
     Shin-Etsu Chemical Co., Ltd.                                                    118,600         2,425,144
     Sony Corp.                                                                       98,900         4,451,032
     Sony Corp. ADR                                                                   36,900         1,688,175
     TDK Corp.                                                                       169,000         8,713,727
     Toho Co., Ltd.                                                                   25,850         3,641,914
     Tokyo Electron Ltd.                                                             166,000         7,211,036
     Tsuchiya Home Co.                                                                78,180         1,109,099
     Uny Co., Ltd.                                                                   205,500         3,538,597
     York-Benimaru Co., Ltd.                                                         107,400         3,404,520
                                                                                                  ------------
                                                                                                   132,742,417
                                                                                                  ------------

                            See Accompanying Notes to Financial Statements.
                                                                               7
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WARBURG PINCUS INSTITUTIONAL FUND, INC.  --  INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                      SHARES         VALUE
                                                                             ---------------      ------------
COMMON STOCK (CONT'D)
  Malaysia (0.2%)
     Westmont BHD                                                                    353,000      $  1,222,751
                                                                                                  ------------

  Mexico (0.6%)
     Gruma SA de CV Class B +                                                        982,000         2,896,348
                                                                                                  ------------

  New Zealand (5.6%)
     Brierley Investments Ltd.                                                     8,145,083         6,339,546
     Fletcher Challenge Ltd.                                                       1,985,050         5,250,449
     Fletcher Forestry                                                             3,506,251         4,833,591
     Lion Nathan Ltd.                                                              2,549,700         5,785,330
     Sky City Ltd.                                                                   175,615         3,648,823
     Wrightson Ltd.                                                                3,271,735         2,632,804
                                                                                                  ------------
                                                                                                    28,490,543
                                                                                                  ------------
  Norway (1.6%)
     Norsk Hydro AS ADR                                                              198,144         7,925,760
                                                                                                  ------------

  Pakistan (0.3%)
     Pakistan Telecommunications Corp. +                                                 345            33,678
     Pakistan Telecommunications Corp. GDR +                                          16,000         1,528,000
                                                                                                  ------------
                                                                                                     1,561,678
                                                                                                  ------------

  Singapore (1.4%)
     DBS Land Ltd.                                                                   741,500         2,194,315
     Development Bank of Singapore Ltd.                                              176,562         2,024,994
     Development Bank of Singapore Ltd. ADR                                           34,750         1,598,500
     IPC Corp., Ltd.                                                               2,216,000         1,513,940
                                                                                                  ------------
                                                                                                     7,331,749
                                                                                                  ------------

                            See Accompanying Notes to Financial Statements.
8
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WARBURG PINCUS INSTITUTIONAL FUND, INC.  --  INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                      SHARES         VALUE
                                                                             ---------------      ------------
COMMON STOCK (CONT'D)
  South Korea (5.5%)
     Daewoo Electronics Co., Ltd. +                                                  244,650      $  3,261,574
     Daewoo Electronics Co., Ltd. New +                                                4,120            52,503
     Daewoo Heavy Industries                                                          78,194         1,016,900
     Hana Bank                                                                       206,780         4,497,215
     Hanil Bank                                                                      390,013         5,064,919
     Korea Europe Fund Ltd.                                                              289         1,336,625
     Korea Long Term Credit Bank                                                      42,858         1,386,513
     Mando Machinery Corp. +                                                           6,000           398,066
     Samsung Electronics Co., Ltd.                                                    28,222         6,320,902
     Samsung Electronics Co., Ltd. GDR                                                 6,226           410,916
     Samsung Electronics Co., Ltd. GDR New                                                53             6,360
     Samsung Electronics Co., Ltd. New                                                 1,705           383,007
     Samsung Electronics Co., Ltd. Second Series                                         520           114,385
     Samsung Heavy Industries Co., Ltd.                                              112,453         3,424,591
                                                                                                  ------------
                                                                                                    27,674,476
                                                                                                  ------------
  Spain (3.5%)
     Banco de Santander                                                               30,300         1,322,254
     Banco de Santander ADR                                                          220,300         9,500,438
     Repsol SA ADR                                                                   243,500         7,213,688
                                                                                                  ------------
                                                                                                    18,036,380
                                                                                                  ------------
  Sweden (2.7%)
     Asea AB Series B                                                                 56,700         5,597,531
     Astra AB Series B                                                               220,800         7,986,978
                                                                                                  ------------
                                                                                                    13,584,509
                                                                                                  ------------
  Switzerland (1.8%)
     BBC Brown Boveri AG                                                               6,824         7,915,455
     Danzas Holding AG                                                                 1,369         1,205,742
                                                                                                  ------------
                                                                                                     9,121,197
                                                                                                  ------------

                            See Accompanying Notes to Financial Statements.
                                                                               9
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WARBURG PINCUS INSTITUTIONAL FUND, INC.  --  INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                      SHARES         VALUE
                                                                             ---------------      ------------
COMMON STOCK (CONT'D)
  Taiwan (3.0%)
     China Steel Corp. +                                                           1,043,000      $    823,268
     Evergreen Marine Corp., Ltd.                                                    419,100           628,999
     Kwang Hua Growth Fund                                                           346,000           119,885
     Taiwan Semiconductor Mfg. Co. +                                               1,543,000         4,803,113
     Ton Yi Industrial Corp. +                                                     2,898,000         3,844,669
     Tuntex Distinct Corp. +                                                       1,238,334           784,714
     Tuntex Distinct Corp. GDS +                                                     152,774           954,840
     Yang Ming Marine Transport Corp.                                              3,159,000         3,476,832
                                                                                                  ------------
                                                                                                    15,436,320
                                                                                                  ------------
  Thailand (1.2%)
     Industrial Finance Corp. of Thailand                                          1,535,832         5,050,065
     Thai Military Bank Ltd.                                                         248,560           980,767
                                                                                                  ------------
                                                                                                     6,030,832
                                                                                                  ------------
  United Kingdom (7.9%)
     AAF Industries PLC +                                                            208,500            85,673
     British Air Authority PLC                                                       643,834         5,006,175
     BTR PLC                                                                         473,457         2,514,125
     Cookson Group PLC                                                               750,200         3,473,855
     Govett & Co., Ltd.                                                              606,000         2,327,265
     Grand Metropolitan PLC                                                        1,209,000         8,368,882
     Prudential Corp. PLC                                                            903,200         5,652,572
     Reckitt & Coleman PLC                                                           437,285         4,651,003
     Singer & Freidlander Group PLC                                                2,210,000         3,702,245
     Takare PLC                                                                    1,182,900         3,832,383
     Trio Holdings PLC                                                             1,648,500           312,635
                                                                                                  ------------
                                                                                                    39,926,813
                                                                                                  ------------
  Zimbabwe
     Delta Corp., Ltd.                                                               105,000           165,547
                                                                                                  ------------

TOTAL COMMON STOCK (Cost $435,130,761)                                                             458,713,673
                                                                                                  ------------

                            See Accompanying Notes to Financial Statements.
10
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WARBURG PINCUS INSTITUTIONAL FUND, INC.  --  INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                      SHARES         VALUE
                                                                             ---------------      ------------
PREFERRED STOCK (0.5%)

  Austria (0.1%)
     Maculan Holdings AG Vorzuege                                                     31,100      $    565,512
                                                                                                  ------------
  South Korea (0.3%)
     Samsung Electronics Co., Ltd.                                                    10,130         1,257,306
     Samsung Electronics Co., Ltd. New                                                 2,004           244,990
                                                                                                  ------------
                                                                                                     1,502,296
                                                                                                  ------------
  United Kingdom (0.1%)
     Singer & Friedlander Group PLC 8.50% Convertible                                348,947           714,161
                                                                                                  ------------

TOTAL PREFERRED STOCK (Cost $3,961,744)                                                              2,781,969
                                                                                                  ------------
STOCK WARRANTS (0.1%)

  Australia
     Niugini Mining Ltd., 12/08/95 +                                                  70,750            37,713
                                                                                                  ------------
  Hong Kong
     Jardine Strategic Holdings Ltd., 05/02/98 +                                     384,600            13,183
                                                                                                  ------------
  Israel
     Ampal-American Israel Corp. Class A, 01/31/99 +                                  95,000            38,594
                                                                                                  ------------
  Japan
     Bandai Industries, 11/04/97 +                                                       440           429,000
                                                                                                  ------------
  Switzerland
     Danzas Holding AG, 08/02/96 +                                                     2,000               793
                                                                                                  ------------
TOTAL STOCK WARRANTS (Cost $846,880)                                                                   519,283
                                                                                                  ------------
CALL OPTIONS (0.5%)                                                                CONTRACTS
                                                                             ---------------

  Japan
     Topix Index, 03/08/96, (Strike price $1,251.24) +                                 3,647           646,723
     Topix Index, 03/08/96, (Strike price $1,261.12) +                                 3,755           634,933
     Topix Index, 03/08/96, (Strike price $1,349.00) +                                 1,830           188,687
     Topix Index, 05/10/96, (Strike price $1,323.64) +                                 3,126           372,932
     Topix Index, 06/14/96, (Strike price $1,275.00) +                                 3,141           520,966
                                                                                                  ------------
                                                                                                     2,364,241
                                                                                                  ------------
  Mexico
     Mexican Inmex, 03/29/96, (Strike price $56.60) +                                 62,434             1,249
                                                                                                  ------------
TOTAL CALL OPTIONS (Cost $1,992,096)                                                                 2,365,490
                                                                                                  ------------

                            See Accompanying Notes to Financial Statements.
                                                                              11
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
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WARBURG PINCUS INSTITUTIONAL FUND, INC.  --  INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                  PAR=               VALUE
                                                                             ---------------      ------------
CONVERTIBLE BONDS/NOTES (2.7%)

  Argentina (0.3%)
     Banco de Galicia & Buenos Aires SA 7.00%, 08/01/02                      $     1,574,000      $  1,267,070
                                                                                                  ------------
  Australia (0.3%)
     BTR Nylex Ltd. 9.00%, 11/29/49                                          (A)  11,200,000         1,274,203
                                                                                                  ------------
  India (0.1%)
     Reliance Industries Ltd. 3.50%, 11/03/99                                 $      500,000           511,250
                                                                                                  ------------
  Japan (1.1%)
     Matsushita Electric Works Ltd. 2.70%, 05/31/02                          (B) 521,000,000         5,821,172
                                                                                                  ------------
  New Zealand (0.1%)
     Brierley Investments Ltd. 9.00%, 06/30/98                               (C)   1,028,875           732,938
                                                                                                  ------------
  Taiwan (0.8%)
     Yang Ming Marine Transport Corp. 2.00%, 10/06/01                        $     3,952,000         4,218,760
                                                                                                  ------------

TOTAL CONVERTIBLE BONDS/NOTES (Cost $13,605,553)                                                    13,825,393
                                                                                                  ------------


SHORT-TERM INVESTMENTS (2.7%)

    Repurchase agreement with State Street Bank & Trust Co. dated 10/31/95 at 5.83% to be repurchased at $13,533,191 on 11/01/95. (Collateralized by $13,650,000 U.S. Treasury Note 6.875%, due 10/31/96, with a market
    value of $13,820,625.) (Cost $13,531,000)                                     13,531,000        13,531,000
                                                                                                  ------------
TOTAL INVESTMENTS AT VALUE (96.8%) (Cost $469,068,034*)                                            491,736,808
OTHER ASSETS IN EXCESS OF LIABILITIES (3.2%)                                                        16,022,083
                                                                                                  ------------
NET ASSETS (100.0%) (applicable to 33,636,024 shares)                                             $507,758,891
                                                                                                  ------------
                                                                                                  ------------
NET ASSET VALUE, offering and redemption price per share
  ($507,758,891[div]33,636,024 shares)                                                                  $15.10
                                                                                                        ------
                                                                                                        ------

                            INVESTMENT ABBREVIATIONS

                      ADR = American Depository Receipt
                      GDR = Global Depository Receipt
                      GDS = Global Depository Share

  + Non-income producing security.
  * Cost for Federal income tax purposes is $469,247,283.

  = Unless otherwise indicated below, all bonds are denominated in U.S. Dollars.

(A) Denominated in Australian Dollars.
(B) Denominated in Japanese Yen.
(C) Denominated in New Zealand Dollars.

                            See Accompanying Notes to Financial Statements.
12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS INSTITUTIONAL FUND, INC. -- INTERNATIONAL EQUITY PORTFOLIO STATEMENT OF OPERATIONS
For the Year Ended October 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends (net of foreign taxes withheld of $839,844)                                            $ 6,755,792
     Interest                                                                                           1,580,534
                                                                                                      -----------

          Total investment income                                                                       8,336,326
                                                                                                      -----------
EXPENSES:
     Investment advisory                                                                                3,095,950
     Administrative services                                                                              823,703
     Audit                                                                                                 24,460
     Custodian/Sub-custodian                                                                              358,800
     Directors                                                                                              9,000
     Insurance                                                                                             13,869
     Legal                                                                                                 34,103
     Organizational                                                                                        21,349
     Printing                                                                                              17,811
     Registration                                                                                         104,903
     Miscellaneous                                                                                         61,340
                                                                                                      -----------
                                                                                                        4,565,288

     Less fees waived                                                                                    (888,848)
                                                                                                      -----------

          Total expenses                                                                                3,676,440
                                                                                                      -----------

            Net investment income                                                                       4,659,886
                                                                                                      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENTS AND FOREIGN CURRENCY RELATED
  ITEMS:

     Net realized loss from security transactions                                                      (1,094,116)
     Net realized gain from foreign currency related items                                              3,076,737
     Net change in unrealized appreciation from investments and
       foreign currency related items                                                                  (6,017,482)
                                                                                                      -----------

            Net realized and unrealized loss from investments and
               foreign currency related items                                                          (4,034,861)
                                                                                                      -----------

            Net increase in net assets resulting from operations                                      $   625,025
                                                                                                      -----------
                                                                                                      -----------

                                 See Accompanying Notes to Financial Statements.
                                                                              13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS INSTITUTIONAL FUND, INC. -- INTERNATIONAL EQUITY PORTFOLIO STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     For the             For the
                                                                                    Year Ended          Year Ended
                                                                                 October 31, 1995    October 31, 1994
                                                                                 ----------------    ----------------

FROM OPERATIONS:

     Net investment income                                                         $  4,659,886        $  1,276,813
     Net realized gain (loss) from security transactions                             (1,094,116)         11,710,325
     Net realized gain (loss) from foreign currency related items                     3,076,737            (456,151)
     Net change in unrealized appreciation from investments and foreign
       currency related items                                                        (6,017,482)         22,452,714
                                                                                 ----------------    ----------------
          Net increase in net assets resulting
            from operations                                                             625,025          34,983,701
                                                                                 ----------------    ----------------

FROM DISTRIBUTIONS:

     Dividends from net investment income                                            (3,614,605)           (526,855)
     Distributions from capital gains                                               (11,710,991)         (1,146,187)
                                                                                 ----------------    ----------------
          Net decrease from distributions                                           (15,325,596)         (1,673,042)
                                                                                 ----------------    ----------------

FROM CAPITAL SHARE TRANSACTIONS:

     Proceeds from sale of shares                                                   253,425,787         196,715,545
     Reinvested dividends                                                            13,607,235           1,270,243
     Net asset value of shares redeemed                                             (75,870,772)         (9,279,255)
                                                                                 ----------------    ----------------
          Net increase in net assets from capital share transactions                191,162,250         188,706,533
                                                                                 ----------------    ----------------
          Net increase in net assets                                                176,461,679         222,017,192

NET ASSETS:

     Beginning of year                                                              331,297,212         109,280,020
                                                                                 ----------------    ----------------
     End of year                                                                   $507,758,891        $331,297,212
                                                                                 ----------------    ----------------
                                                                                 ----------------    ----------------

                            See Accompanying Notes to Financial Statements.
14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS INSTITUTIONAL FUND, INC. -- INTERNATIONAL EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                                                  For the Year Ended
                                                                                     October 31,
                                                            --------------------------------------------------------------
                                                                   1995                  1994                  1993
                                                            ------------------    ------------------    ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $16.34                $13.49                $ 9.62
                                                                 -------               -------               -------
     Income from Investment Operations:
     Net Investment Income                                           .15                   .17                   .10
     Net Gain (Loss) from Securities and Foreign Currency
       Related Items (both realized and unrealized)                 (.64)                 2.87                  3.87
                                                                 -------               -------               -------
          Total from Investment Operations                          (.49)                 3.04                  3.97
                                                                 -------               -------               -------
     Less Distributions:
     Dividends from net investment income                           (.18)                 (.07)                 (.10)
     Distributions from capital gains                               (.57)                 (.12)                  .00
                                                                 -------               -------               -------
          Total Distributions                                       (.75)                 (.19)                 (.10)
                                                                 -------               -------               -------
NET ASSET VALUE, END OF PERIOD                                    $15.10                $16.34                $13.49
                                                                 -------               -------               -------
                                                                 -------               -------               -------
Total Return                                                       (2.83%)               22.62%                41.61%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)                                $507,759              $331,297              $109,280

Ratios to average daily net assets:
     Operating expenses                                              .95%                  .95%                  .95%
     Net investment income                                          1.20%                  .59%                  .75%
     Decrease reflected in above expense ratios due to
       waivers/reimbursements                                        .23%                  .29%                  .44%
Portfolio Turnover Rate                                            39.70%                19.34%                19.40%

                                                            September 1, 1992
                                                            (Commencement of
                                                           Operations) through
                                                            October 31, 1992
                                                           -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.00
                                                                 -------
     Income from Investment Operations:
     Net Investment Income                                           .02
     Net Gain (Loss) from Securities and Foreign Currency
       Related Items (both realized and unrealized)                 (.40)
                                                                 -------
          Total from Investment Operations                          (.38)
                                                                 -------
     Less Distributions:
     Dividends from net investment income                            .00
     Distributions from capital gains                                .00
                                                                 -------
          Total Distributions                                        .00
                                                                 -------
NET ASSET VALUE, END OF PERIOD                                   $  9.62
                                                                 -------
                                                                 -------
Total Return                                                      (20.69%)*
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)                                 $18,613
Ratios to average daily net assets:
     Operating expenses                                              .95%*
     Net investment income                                          1.22%*
     Decrease reflected in above expense ratios due to
       waivers/reimbursements                                        .85%*
Portfolio Turnover Rate                                            50.16%

* Annualized

                See Accompanying Notes to Financial Statements.

TAX STATUS OF 1995 DIVIDENDS (Unaudited)

Dividends paid by the Portfolio taxable as ordinary income amounted to $.54 per share.

Long-term capital gains dividends paid by the Portfolio amounted to $.21 per share.

Because the Portfolio's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1996.

                                                                              15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS
October 31, 1995
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

     Warburg Pincus Institutional Fund, Inc. (the 'Fund') is an open-end management investment company and currently offers two managed investment funds (the 'Portfolios'): International Equity Portfolio, which commenced operations on September 1, 1992, seeks long-term capital appreciation by investing in equity securities of principally non-United States issuers; and Global Fixed Income Portfolio, which as of October 31, 1995, had not commenced operations, seeks to maximize total investment return consistent with prudent investment management while preserving capital by investing in investment grade fixed income securities of issuers throughout the world, including United States issuers.

     The net asset values of the Portfolios are determined daily as of the close of regular trading on the New York Stock Exchange. The Portfolio's investments are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. In the absence of market quotations, investments are generally valued at fair value as determined by or under the direction of the Fund's Board of Directors. Short-term investments that mature in 60 days or less are valued on the basis of amortized cost, which approximates market value.

     The books and records of the Portfolios are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Fund isolates that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

     No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

     Costs incurred by the Portfolios in connection with their organization have been deferred and are being amortized over a period of five years from the date each Portfolio commences its operations.

     The Portfolios may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Portfolio acquires an underlying security subject to an obligation of the seller to repurchase. The value of the underlying security collateral will be maintained at an amount at least equal to the total amount of the purchase obligation, including interest. The collateral is in the Portfolio's possession. At October 31, 1995 the International Equity Portfolio had $13,531,000 invested in repurchase agreements.

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

     Warburg, Pincus Counsellors, Inc. ('Warburg'), a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ('Counsellors G.P.'), serves as the Portfolios' investment adviser. The International Equity Portfolio pays Warburg an investment advisory fee calculated at an annual rate of .80% of the Portfolio's average daily net assets. For the year ended October 31, 1995, Warburg earned $3,095,950 for investment advisory services to the International Equity Portfolio, of which $778,770 was voluntarily waived.

     Counsellors Funds Service, Inc. ('CFSI'), a wholly owned subsidiary of Warburg, and PFPC Inc. ('PFPC'), an indirect, wholly owned subsidiary of PNC Bank Corp. ('PNC'), serve as the Portfolios' co-administrators. For its administrative services, CFSI receives a fee calculated at an annual rate of
 .10% of the Portfolios' average daily net assets. For the year ended October 31,
1995,   CFSI  earned   $386,993  in   administrative  services   fees.  For  its
administrative services, PFPC receives a fee based on the following fee structure:

               AVERAGE DAILY NET ASSETS                              ANNUAL RATE
-------------------------------------------------------   ---------------------------------
First $250 million.....................................   .12% of average daily net assets
Second $250 million....................................   .10% of average daily net assets
Third $250 million.....................................   .08% of average daily net assets
Over $750 million......................................   .05% of average daily net assets

     For   the  year   ended  October  31,   1995,  PFPC   earned  $436,710  for
administrative services to the International Equity Portfolio, of which $110,078 was voluntarily waived.

     Counsellors Securities Inc. ('CSI'), also a wholly owned subsidiary of Warburg, acts as distributor of the International Equity Portfolio's shares. No compensation is payable by the International Equity Portfolio to CSI for its distribution services.

3. INVESTMENTS IN SECURITIES

     The  International  Equity Portfolio's  purchases  and sales  of investment
securities  for  the   year  ended  October   31,  1995  (excluding   short-term
investments) were $331,790,859 and $143,495,150, respectively.

     At October 31, 1995, the International Equity Portfolio had net unrealized appreciation from investments of $22,489,525 which was comprised of appreciation of $55,824,134 for those securities

                                                                              17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------
having an excess of value over cost, and depreciation of $33,334,609 for those securities having an excess of cost over value (based on cost for Federal income tax purposes).

4. FOREIGN FORWARD CURRENCY CONTRACTS

     The Portfolios may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Each Portfolio will enter into forward contracts primarily for hedging purposes. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

     At October 31, 1995, the International Equity Portfolio had the following open forward foreign currency contracts:

                                                       FOREIGN                                        UNREALIZED
          FORWARD CURRENCY            EXPIRATION      CURRENCY         CONTRACT       CONTRACT     FOREIGN EXCHANGE
              CONTRACT                   DATE        TO BE SOLD         AMOUNT         VALUE         GAIN/(LOSS)
------------------------------------  ----------   ---------------   ------------   ------------   ----------------
French Francs                          11/15/95        40,000,000    $  8,026,165   $  8,192,860      $ (166,695)
French Francs                          11/16/95        19,483,750       3,993,611      3,990,691           2,920
German Marks                           11/16/95        17,000,000      12,096,631     12,095,340           1,291
German Marks                           05/17/96        12,252,420       8,600,000      8,794,444        (194,444)
Japanese Yen                           03/21/96     1,362,480,000      14,000,000     13,625,563         374,437
Japanese Yen                           03/21/96       941,409,750       9,345,873      9,414,625         (68,752)
Japanese Yen                           03/21/96       941,409,740       9,341,468      9,414,625         (73,157)
Japanese Yen                           03/21/96       259,280,500       2,575,370      2,592,950         (17,580)
Japanese Yen                           05/13/96     1,281,760,000      16,000,000     12,918,637       3,081,363
Japanese Yen                           05/16/96     2,774,310,000      33,000,000     27,974,026       5,025,974
Japanese Yen                           05/16/96       711,908,000       8,600,000      7,178,337       1,421,663
Japanese Yen                           09/18/96       932,000,000      10,000,000      9,572,179         427,821
                                                                     ------------   ------------      ----------
                                                                     $135,579,118   $125,764,277      $9,814,841
                                                                     ------------   ------------      ----------
                                                                     ------------   ------------      ----------


                                                       FOREIGN                                        UNREALIZED
          FORWARD CURRENCY            EXPIRATION      CURRENCY         CONTRACT       CONTRACT     FOREIGN EXCHANGE
              CONTRACT                   DATE      TO BE PURCHASED      AMOUNT         VALUE         GAIN/(LOSS)
------------------------------------  ----------   ---------------   ------------   ------------   ----------------
German Marks                           11/16/95         5,500,000     $3,993,610     $3,913,198       $(80,412)
                                                                      -----------    ----------       --------
                                                                      -----------    ----------       --------


5. EQUITY SWAP TRANSACTIONS

     The International Equity Portfolio (the 'Portfolio') entered into a Taiwanese equity swap agreement (which represents approximately .006% of the Portfolio's net assets at October 31, 1995) dated August 11, 1995, where the Portfolio receives a quarterly payment, representing the total return (defined as market appreciation and dividend income) on a basket of three Taiwanese common stocks ('Common Stocks'). In return, the Portfolio pays quarterly the Libor rate (London Interbank Offered Rate), plus 1.25% per annum (7.125% on October 31, 1995) on the initial stock purchase amount

18
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------
('Notional amount') of $2,949,474. The Notional amount is marked to market on each quarterly reset date. In the event that the Common Stocks decline in value, the Portfolio will be required to pay quarterly, the amount of any depreciation in value from the notional amount. The equity swap agreement will terminate on August 11, 1996.

     During the term of the equity swap transaction, changes in the value of the Common Stocks as compared to the Notional amount is recognized as unrealized gain or loss. Dividend income for the Common Stocks are recorded on the ex-dividend date. Interest expense is accrued daily. At October 31, 1995, the Portfolio has recorded an unrealized gain of $123,391 and interest payable of $47,284 on the equity swap transaction.

6. CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue up to three billion full and fractional shares of common stock of separate series having a $.001 par value per share. Shares of two series have been authorized, which constitute the interest in the Portfolios.

     Transactions in shares of the International Equity Portfolio were as follows:

                                                                           For the            For the
                                                                          Year Ended         Year Ended
                                                                       October 31, 1995   October 31, 1994
                                                                       ----------------   ----------------
Shares sold                                                               17,573,932         12,686,666
Shares issued to shareholders on reinvestment of dividends                   939,078             85,000
Shares redeemed                                                           (5,146,019)          (603,362)
                                                                          ----------         ----------
Net increase in shares outstanding                                        13,366,991         12,168,304
                                                                          ----------         ----------
                                                                          ----------         ----------


7. NET ASSETS

     Net assets of the International Equity Portfolio at October 31, 1995, consisted of the following:

Capital contributed, net                                                                 $471,618,325
Accumulated net investment income                                                           7,450,054
Accumulated net realized loss from security transactions                                   (3,838,421)
Net unrealized appreciation from investments and foreign currency related items            32,528,933
                                                                                         ------------
Net assets                                                                               $507,758,891
                                                                                         ------------
                                                                                         ------------


8. CAPITAL LOSS CARRYOVER

     At October 31, 1995, the International Equity Portfolio had a capital loss carryover of $3,020,261 expiring in 2003 to offset possible future capital gains.

                                                                              19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS INSTITUTIONAL FUND, INC. -- INTERNATIONAL EQUITY PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of WARBURG PINCUS INSTITUTIONAL FUND, INC. -- INTERNATIONAL EQUITY PORTFOLIO:

We have audited the accompanying statement of net assets of Warburg Pincus Institutional Fund, Inc. -- International Equity Portfolio as of October 31, 1995, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Warburg Pincus Institutional Fund, Inc. -- International Equity Portfolio for the period ended October 31, 1992, were audited by other auditors, whose report dated December 15, 1992, expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Warburg Pincus Institutional Fund, Inc. -- International Equity Portfolio as of October 31, 1995, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years and its financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
December 14, 1995

20
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
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

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                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT ADVISER                           TRANSFER AGENT

Warburg, Pincus Counsellors, Inc.            State Street Bank and Trust Company
466 Lexington Avenue                         225 Franklin Street
New York, New York 10017-3147                Boston, Massachusetts 02110


DISTRIBUTOR

Counsellors Securities Inc.
466 Lexington Avenue
New York, New York 10017-3147




--------------------------------------------------------------------------------

WARBURG PINCUS FUNDS
P.O. BOX 9030
BOSTON, MASSACHUSETTS 02205-9030

SHAREHOLDER SERVICES
1-800-888-6878

PROSPECTUSES
1-800-257-5614



                                     [LOGO]




                                 ANNUAL REPORT


                                OCTOBER 31, 1995

                   [ ] WARBURG PINCUS
                       INSTITUTIONAL FUND, INC. --
                       INTERNATIONAL EQUITY PORTFOLIO

                                                                    WPINS-2-1095




                              STATEMENT OF DIFFERENCES
                              ------------------------

The division sign shall be expressed as [div]